COLT 2021-HX1 ABS-15G

Exhibit 99.4

Client Name:	HomeXpress Mortgage Corp.
Client Project Name:	HomeXpress Securitization Review 2018_J09631
Start - End Dates:	04/2021 - 08/2021
Deal Loan Count:	286

Waived Conditions Summary

Report Run Date:	9/7/21

©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.